Deferred and contingent consideration (Tables)	12 Months Ended
Dec. 31, 2021
Deferred and contingent consideration
Summary of deferred and contingent consideration payable

	December 31,	December 31,
	2021	2020
Deferred and contingent consideration	$1,250,000	$11,369,429

(a)	Achieve TMS East/Central: